Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVA

Ameritas Life Insurance Corp. Separate Account LLVL

("Separate Accounts")

Supplement to:

Ameritas Low-Load ® Variable Universal Life and

Ameritas Low-Load ® Survivorship Variable Universal Life

Prospectuses Dated May 1, 2008

Ameritas No-Load Variable Annuity (4080)

Prospectus Dated May 1, 2010

Supplement Dated October 6, 2015

Effective December 15, 2015, the "Wells Fargo Advantage Variable Trust Funds" will be renamed the "Wells Fargo Variable Trust Funds," and the below-listed portfolios will be renamed as follows:

Former Fund Name Former Portfolio Name	New Fund Name New Portfolio Name
Wells Fargo Advantage Funds (SM) – Variable Trust Wells Fargo Advantage VT Discovery Fund (SM) , Class 2 Wells Fargo Advantage VT Opportunity Fund (SM), Class 2	Wells Fargo Funds (SM) – Variable Trust Wells Fargo VT Discovery Fund (SM), Class 2 Wells Fargo VT Opportunity Fund (SM), Class 2

All other provisions of your Policy remain as stated in your Policy and prospectus, as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 682 09-15